Other (Income) Expense, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other (Income) Expense, Net [Line Items]
Investment Income, Net	$ 1.5	$ (0.4)	$ (0.6)
Foreign Currency Transaction Gain (Loss), before Tax	14.7	(6.9)	2.1
Other Nonoperating Gains (Losses)	(2.5)	0	0.5
Other Nonoperating Income (Expense)	$ 13.7	$ (7.3)	$ 2.0